Long-Term Debt And Lines of Credit (Debt Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total	$ 101,200	$ 108,750
Current portion of long-term debt	(10,000)	(8,750)
Long-term debt	91,200	100,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total	26,200	25,000
Term Loan [Member]
Debt Instrument [Line Items]
Total	$ 75,000	$ 83,750